EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]
The following is a reconciliation of the basic and diluted earnings (loss) per share computation for the years ended December 31, 2015, 2014 and 2013:

	Year ended
	December 31,
	2015	2014	2013
		(Restated)
Basic earnings (loss) per share
Net income (loss) available to the company’s common shareholders	$(10,223,130)	$(24,298,114)	$1,995,621
Weighted average shares outstanding - Basic	5,862,647	5,510,076	4,625,195
Earnings (loss) per share - Basic	$(1.74)	$(4.41)	$0.43

Diluted earnings (loss) per share
Net income (loss) available to the company’s common shareholders	$(10,223,130)	$(24,298,114)	$1,995,621
Weighted average shares outstanding - Basic	5,862,647	5,510,076	4,625,195
Options and warrants	33,887	87,093	50,932
Weighted shares outstanding - Diluted	5,896,534	5,597,169	4,676,127
Earnings (loss) per share - Diluted	$(1.73)	$(4.34)	$0.43